Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2024
Major Customers and Suppliers [Abstract]
Schedule of Revenue by Major Customers and Suppliers

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the years ended December 31, 2024, 2023, and 2022:

	Years Ended December 31,
	2024	2023	2022

Customer A	14%	6%	9%
Customer B	10%	-	-
Customer C	7%	15%	17%

The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	Years Ended December 31,
	2024	2023	2022

Supplier A	41%	61%	52%
Supplier B	26%	9%	-
Supplier C	14%	13%	32%